Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Value Measurements
26.	Fair Value Measurements

(1)	Fair value hierarchy
The Group referred to the levels of the fair value hierarchy for financial instruments measured at fair value in the consolidated financial statements based on the following inputs:

–	Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

–
Level 2 inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

–
Level 3 inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions that market participants would use in establishing a price.

Transfers between levels of the fair value hierarchy are recognized as if they have occurred at the beginning of the reporting period.

(2)	Fair value measurements by fair value hierarchy
Assets and liabilities measured at fair value on a recurring basis in the Consolidated Statements of Financial Position as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss	—	—	10,261	10,261
Financial assets at FVOCI
Equity instruments	791	—	6,505	7,296
Debt instruments	—	18,005	—	18,005

Total	791	18,005	16,766	35,562

Financial liability at fair value through profit or loss
Put option liabilities	—	—	296	296

Total	—	—	296	296

	(In millions of yen)
December 31, 2019	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss	172	3,016	17,312	20,500
Financial assets at FVOCI
Equity instruments	6,750	—	2,898	9,648
Debt instruments	—	18,043	—	18,043

Total	6,922	21,059	20,210	48,191

Financial liability at fair value through profit or loss
Put option liabilities	—	—	224	224
Other	61	—	—	61

Total	61	—	224	285

Financial assets at FVOCI as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Marketable	791	6,751
Non-marketable (1)	6,505	2,897

Total	7,296	9,648

(1)
The fair value of
non-marketable
equity instruments measured at FVOCI are mainly consist of finance related business of 3,000 million yen, AI of 1,192 million yen, and other business such as advertising of 2,313 million yen as of December 31, 2018. The fair value of non-marketable
equity instruments measured at FVOCI are mainly consist of AI of 801 million yen and other business such as advertising of 2,096 million yen.

The Group made irrevocable election to designate a financial asset measured at FVOCI at initial recognition for the investment that are aimed to mid to long-term strategy instead of held for trading.
The dividend income for the equity instruments measured at FVOCI is immaterial for the year ended December 31, 2018 and 2019.
The accumulated other comprehensive income for the equity instruments measured at FVOCI which derecognized are transferred to retained earnings in the amount of 2,230 million yen (profit) and 1,081 million yen (loss) for the year ended December 31, 2018 and 2019, respectively.
Assets and liabilities not measured at fair values in the Consolidated Statements of Financial Position, but for which fair values are disclosed as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	288	—	288
Guarantee deposits	—	123	—	123
Office security deposits	—	9,050	—	9,050

Total	—	9,461	—	9,461

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	16	—	16
Corporate bonds	—	143,743	—	143,743

Total	—	143,759	—	143,759

	(In millions of yen)

December 31, 2019	Level 1	Level 2	Level 3	Total
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	284	—	284
Guarantee deposits	—	57	—	57
Office security deposits	—	9,266	—	9,266
Others		100		100

Total	—	9,707	—	9,707

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	16	—	16
Corporate bonds	—	144,254	—	144,254

Total	—	144,270	—	144,270

There have been no transfers among Level 1, Level 2 and Level 3 during the years ended December 31, 2018 and 2019, except for the transfer from Level 3 to Level 1 as described in (3) below.

(3)	Reconciliations from the opening balance to the closing balance of financial instruments categorized within Level 3 are as follows:

	(In millions of yen)

	2018			2019
	Financial assets at fair value through profit or loss	Financial assets at FVOCI Equity instruments	Put option liabilities	Financial assets at fair value through profit or loss	Financial assets at FVOCI Equity instruments	Put option liabilities
Fair value at the beginning of the year	7,143	8,539	(486)	10,261	6,505	(296)
Total (loss)/gain for the year:
Included in profit or loss (1)	(553)	—	(74)	1,953	—	85
Included in other comprehensive income (2)	—	(1,916)	—	—	(224)	—

Comprehensive (loss)/income	(553)	(1,916)	(74)	1,953	(224)	85
Purchases	4,763	5,029	(16)	5,311	—	(28)
Sales and settlements (3)	—	(4,176)	—	—	(556)	—
Exercise of options	—	—	250	—	—	—
Decrease due to loss of control	(963)	(595)	26	—	—	—
Other	138	(110)	(3)	(216)	176	16
Transfer to Level 1 (4)	—	—	—	—	(3,000)	—
Effect of exchange rate changes	(267)	(266)	7	3	(3)	(1)

Fair value at the end of the year	10,261	6,505	(296)	17,312	2,898	(224)

(1)	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
(2)	This amount is included in “Net changes in fair value of equity instruments at FVOCI” in the Group’s Consolidated Statements of Comprehensive Income.
(3)
During the years ended December 31, 2018 and 2019, the Group sold financial assets at FVOCI. The cumulative gain on disposal amounted to 2,267 million yen and the cumulative loss on disposal amounted to 1,081 million yen, respectively.

(4)
During the year ended December 31, 2019, the issuing company of an equity instrument was listed on Tokyo Stock Exchange Mothers. Accordingly, such equity instrument was transferred from Level 3 to Level 1.

(4)	Valuation techniques and inputs
Assets and liabilities measured at fair value on a recurring basis in the Group’s Consolidated Statements of Financial Position
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss categorized within Level 2 consists of investment trusts. The investment trusts are measured at fair value based on the price presented by the financial institutions as of December 31, 2019.
Financial assets at fair value through profit or loss within Level 3 mainly consist of private equity investment funds, preferred stock with conversion rights and redemption rights. As of December 31, 2018 and 2019, preferred stock with conversion right and redemption right of preferred stock were measured at fair value using mainly a binominal option pricing model. In addition, the private equity investment funds are measured at fair value based on the most recent available net asset value, and preferred stocks are measured at fair value based either on the valuation techniques such as the most recent transactions or on the discount cash flow model. Below is the quantitative information regarding the valuation technique and significant unobservable inputs used in measuring the fair value of financial assets at fair value through profit or loss categorized within Level 3, except for private equity investment funds:

Valuation technique	Significant unobservable input	2018	2019
Discount cash flow model	Discount rate	16.0%	14.9%
	Growth rate	2.0%	1.0%
Binomial option pricing model	Comparable listed companies’ average historical volatility	53.3%-54.0%	53.3%-54.0%
	Discount rate	2.0%-2.2%	1.4%-1.6%
A significant increase (decrease) in the growth rate would result in a higher (lower) fair value of the unlisted equity securities. On the other hand, a significant increase (decrease) in discount rate would result in a lower (higher) fair value of the unlisted equity securities.
A significant increase (decrease) in the comparable listed companies’ average historical volatility would result in a higher (lower) fair value of the conversion right and redemption right of preferred stock, while a significant increase (decrease) in the discount rate would result in a lower (higher) fair value of the conversion right and redemption right of preferred stock.

Financial liabilities at fair value through profit or loss
The financial liabilities at fair value through profit or loss categorized within Level 3 consists of the put option liabilities that are options written on shares of subsidiaries, associates, and investments. Such put option liabilities are measured at fair value using mainly option pricing model or the Monte Carlo simulation. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain put option liabilities:

Valuation technique	Significant unobservable input	2018	2019
Option pricing model	Comparable listed companies’ average historical volatility	51.9%	—
	Discount rate	1.8%	—
Monte Carlo simulation	Comparable listed companies’ average historical volatility	43.1%	43.6%
	Discount rate	2.0%	1.7%
A significant increase (decrease) in the comparable listed companies’ average historical volatility would result in a higher (lower) fair value of the put option liabilities, while a significant increase (decrease) in the discount rate would result in a lower (higher) fair value of the put option liabilities.
Financial assets at fair value through other comprehensive income
Financial assets at FVOCI categorized within Level 2 consist of bonds. Such bonds are measured at fair value using discount cash flow model and using the observable input such as estimated yield rate when acquiring a similar debt instruments as of December 31, 2018 and 2019.
Financial assets at FVOCI within Level 3 mainly consist of unlisted equity securities. Such unlisted equity securities are measured mainly at fair value based on the valuation techniques such as the most recent transactions and market approach as of December 31, 2018 and 2019. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities.

Valuation technique	Significant unobservable input	2018	2019
Market approach-market comparable companies	Revenue multiple	1.3-9.1	1.4-13.3
	Liquidity discount	30.0%	30.0%
A significant increase (decrease) in the revenue multiple would result in a higher (lower) fair value of the unlisted equity securities, while a significant increase (decrease) in the liquidity discount, would result in a lower (higher) fair value of the unlisted equity securities.
The valuation techniques and the valuation results of the Level 3 financial assets, including those performed by the external experts, were reviewed and approved by the management of the Group.
Assets and liabilities not measured at fair value in the Consolidated Statements of Financial Position, but for which fair values are disclosed

Corporate bonds (asset) and other debt instruments, guarantee deposits, office security deposits, office security deposits received under sublease agreements, and corporate bonds (liability)
The fair values of the corporate bonds (asset) and other debt instruments, guarantee deposits, office security deposits, office security deposits received under sublease agreements, and corporate bonds (liability) are calculated by using the discounted cash flow model which utilizes observable inputs such as risk-free interest rates and credit risk spreads of the Group as of the reporting dates.